Pension and Postretirement Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 2,359	$ 2,411	$ 4,718	$ 4,823
Interest Cost	1,497	1,324	2,994	2,648
Expected Return on Plan Assets	(2,504)	(2,172)	(5,008)	(4,344)
Prior Service Cost Amortization	92	93	184	186
Actuarial Loss Amortization	401	1,166	802	2,333
Net Periodic Benefit Cost	1,845	2,822	3,690	5,646
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	113	119	226	238
Interest Cost	240	198	480	396
Prior Service Cost Amortization	(134)	(184)	(268)	(368)
Actuarial Loss Amortization	15	0	30	0
Net Periodic Benefit Cost	$ 234	$ 133	$ 468	$ 266